Exhibit 99.02 Schedule 1

Loan Count:	1846

Fields Reviewed	Discrepancy Count	Percentage
Appraised Value	1	0.04%
CLTV	3	0.13%
Gross Margin	2	0.001%
Lien Position	2	0.08%
LTV	1	0.04%
Maturity Date	6	0.25%
Original Interest Rate	3	0.002%
Originator Back-End DTI	3	0.13%
Property Type	12	0.01%
The Original Principal and Interest Payment Amount	1	0.04%